CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Contingently redeemable noncontrolling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 105		¥ (8)		¥ 1,840,026		¥ (46,429)		¥ (2,456,649)		¥ 150,110		¥ 2,913,675	¥ (512,845)
Balance, shares at Dec. 31, 2020 | shares	130,251,685	130,251,685
Net loss									(271,427)		(251,245)			(522,672)
Other comprehensive income			1				16,933							16,934
Accretion of contingently redeemable noncontrolling interests									(549,194)		182,087		367,107	(367,107)
Share-based compensation					14,680									14,680
Contribution from noncontrolling interest											1,500			1,500
Contribution from contingently redeemable noncontrolling interests													400,000
Acquisition of additional shares of non-wholly owned subsidiaries					81,846						355,184			437,030
Redemption of 15% equity of Global Medical Imaging (Hong Kong) Limited held by GE Healthcare Pte. Ltd. to reduce minority shareholders' equity											(4,581)			(4,581)
Balance at Dec. 31, 2021	¥ 105		(7)		1,936,552		(29,496)		(3,277,270)		433,055		3,680,782	(937,061)
Balance, shares at Dec. 31, 2021 | shares	130,251,685	130,251,685
Net loss									(489,661)		(279,329)			(768,990)
Other comprehensive income							1,730							1,730
Accretion of contingently redeemable noncontrolling interests											3,680,782		¥ (3,680,782)	3,680,782
Share-based compensation					(5,919)									(5,919)
Investment in equity instrument(Note 14)											45,115			45,115
Balance at Dec. 31, 2022	¥ 105		(7)		1,930,633		(27,766)		(3,766,931)		3,879,623			2,015,657
Balance, shares at Dec. 31, 2022 | shares	130,251,685	130,251,685
Net loss									(297,658)		(233,363)			(531,021)	$ (74,795)
Other comprehensive income							(37,653)							(37,653)
Disposal partial interest of a subsidiary					(18,110)						18,110
Capital injection from a noncontrolling interests					95,442						204,562			300,004
Balance at Dec. 31, 2023	¥ 105	$ 15	¥ (7)	$ (1)	¥ 2,007,965	$ 282,816	¥ (65,419)	$ (9,214)	¥ (4,064,589)	$ (572,485)	¥ 3,868,932	$ 544,928		¥ 1,746,987	$ 246,059
Balance, shares at Dec. 31, 2023 | shares	130,251,685	130,251,685